SUPPLEMENT DATED MARCH 17, 2010

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

This supplement contains information about the Lord Abbett Series Fund International Portfolio.

On April 30, 2010, the name of the Lord Abbett Series International Portfolio will be changed Lord Abbett Series Fund International Opportunities Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Life Corporate VUL (Lord Abbett) 3/2010